Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements for Prior Year (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Asset	$ 591	$ 4,983
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,381	407
Derivative financial instruments liability	0	0
Asset	$ 2,278	45
Cross-currency swaps | One to two years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		11,733
Derivative financial instruments liability		0
Asset		3,628
Cross-currency swaps | Two to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		6,348
Derivative financial instruments liability		(1)
Asset		220
Cross-currency swaps | Four to five years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		7,204
Derivative financial instruments liability		0
Asset		366
Cross-currency swaps | Five to seven years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		3,911
Derivative financial instruments liability		(8)
Asset		$ 404